Fair Value of Acquired Time Charters (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Oct. 31, 2024	Oct. 31, 2022
Fair Value of Acquired Time Charters [Abstract]
Fair value of acquired time charters	$ 0	$ 119,733
Amortization of fair value of acquired charter	$ 119,733	$ 622,541	$ 2,242,333
M/V Ariana A [Member]
Fair Value of Acquired Time Charters [Abstract]
Fair value of acquired time charters					$ 897,436
M/V Gabriela A [Member]
Fair Value of Acquired Time Charters [Abstract]
Fair value of acquired time charters			$ 265,173		$ 2,019,608
M/V Raphaela [Member]
Fair Value of Acquired Time Charters [Abstract]
Fair value of acquired time charters				$ 477,101